Description of the Business	6 Months Ended
Jun. 30, 2020
Disclosure Of Description Of Business [Abstract]
Description of the Business
NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
The notes are an integral part of the accompanying unaudited interim condensed consolidated financial statements. The unaudited interim condensed consolidated financial statements were approved and authorized for issuance by the Board of Directors of the Company on September 18
,
 2020.
1. DESCRIPTION OF THE BUSINESS
ERYTECH Pharma S.A. (“
ERYTECH
,” and together with its subsidiary the “
Company
”) is incorporated in Lyon, France, and was founded in 2004 to develop and market innovative red blood cell-based therapeutics for cancer and orphan diseases. The Company’s most advanced product candidates is being developed for the treatment of pancreatic cancer.
The Company has incurred losses and negative cash flows from operations since its inception and had shareholders’ equity of €51,109 thousand as of June 30, 2020 as a result of several financing rounds, including its initial public offering on Euronext Paris and its global public offering on the Nasdaq Stock Market. The Company anticipates incurring additional losses until such time, if ever, that it can generate significant revenue from its product candidates in development. Substantial additional financing will be needed by the Company to fund its operations and to commercially develop its product candidates.
The Company’s future operations are highly dependent on a combination of factors, including: (i) the success of its research and development; (ii) regulatory approval and market acceptance of the Company’s proposed future products; (iii) the timely and successful completion of additional financing; and (iv) the development of competitive therapies by other biotechnology and pharmaceutical companies. As a result, the Company is and should continue, in the short to mid-term,
to be financed through partnership agreements for the development and commercialization of its drug candidates and through the issuance of new debt or equity instruments.
The accompanying unaudited interim condensed consolidated financial statements and related notes (the “
Unaudited Interim Condensed Consolidated Financial Statements
”) present the operations of ERYTECH Pharma S.A. and its subsidiary, ERYTECH Pharma, Inc.
Major events of the first half of 2020
Business
February 2020:

•	The Company received from BPI France a reimbursable advance of €2,979 thousand and a subsidy of €294 thousand (recorded in “other income” in 2019) related to milestone n°6 of the TEDAC project.

•
The Company entered into a strategic partnership with the German Red Cross Blood Donor Service
Baden-Württemberg-Hessen
(GRCBDS) for the supply of donor red blood cells to manufacture its product candidates, including eryaspase, in Europe and to complement the existing alliance with the French Blood Bank (EFS).

March 2020:

•
The
TRYbeCA-1
trial has continued to progress despite the challenges caused by the impact of the COVID- 19 global pandemic, and patient enrollment has continued notwithstanding the increasing difficulties experienced by hospitals to organize the proper treatment and follow-up.
Since April 2020, the Company has observed a reduction in patient enrollment rate as
a
result of
the
COVID-19
pandemic and believes patient enrollment will be
lower than anticipated for a period of time
. The Company expects a delay of 3 to 4 months in completion of patient enrollment.

•
The independent data monitoring committee (IDMC) of the
TRYbeCA-1
trial reviewed the safety data of the first 320 patients enrolled and treated. In line with the two earlier safety reviews of the trial, no safety issues were identified, and the IDMC recommended the
Compa
ny
to continue the trial as planned.

April 2020:

•	The U.S. Food and Drug Administration (FDA) has granted the Company Fast Track Designation for the development of eryaspase as a second-line treatment of patients with metastatic pancreatic cancer.

•	More than 75% of the approximately 500 patients to be enrolled in the TRYbeCA-1 trial have been enrol led and treated .
May 2020:

•
The Company announced it will be part of EVIDENCE, a public-private consortium supported by the European Union in the framework of the EU Horizon 2020 program. The EVIDENCE consortium, consisting of leading experts in the field of red blood cell research, will explore how red blood cells are influenced by their extra-cellular environment.

June 2020:

•
The Company announced that the ongoing Phase 2
clinical
trial, sponsored by the Nordic Society of Paediatric Haematology and Oncology (NOPHO) of eryaspase in second-line acute lymphoblastic leukemia (ALL) patients has reached its target enrollment of 50 patients. Preliminary findings of the tr
ial
 suggest that eryaspase achieved the target level and duration of asparaginase activity in these patients. Moreover, the addition of eryaspase to the combination chemotherapy was associated with an acceptable tolerability profile, enabling the majority of these patients to receive their fully intended courses of asparginase. Recent data have confirmed that discontinuation of asparaginase therapy in ALL patients has been associated with inferior disease free survival

•
The Company signed a financing agreement with Luxembourg-based European High Growth Opportunities Securitization Fund, represented by its asset manager European High Growth Opportunities Manco SA (entities related to Alpha Blue Ocean), in the form of convertible notes with share subscription warrants attached (“OCABSA”), allowing a potential financing arra
ngement of
 up to a maximum of €60 million, subject to the regulatory limit of 20% dilution.

Management
February 2020:

•	Grant of 50,037 free shares and 41,950 stock-options to employees.
March 2020:

•
Appointment of Melanie Rolli, M.D., as member of the Company’s Board of Directors. The ratification of her appointment will be proposed to the Company’s shareholders at the Company’s next general meeting of shareholders.